INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax effects of item which gives rise to deferred taxes
Deferred compensation	$ 468	$ 429
Net unrealized gain on securities available for sale	(101)	(74)
Depreciation and amortization	(343)	(359)
Allowance for loan losses	713	728
Mortgage servicing rights	(356)	(183)
Other, net	(100)	13
Net deferred tax asset	281	554
Summary of change in net deferred tax asset
Balance at beginning of period	554	477
Deferred tax (provision) benefit	(246)	86
Deferred tax effects of net unrealized gain on securities available for sale	(27)	(9)
Balance at end of period	$ 281	$ 554